UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21162

Name of Fund: Merrill Lynch Basic Value Principal Protected Fund of Merrill
              Lynch Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Merrill Lynch Basic Value Principal Protected Fund
Schedule of Investments as of March 31, 2006

                                                Shares                                                              Percent of
            Industry                              Held  Common Stocks                               Value           Net Assets
------------------------------------------------------------------------------------------------------------------------------
Above-      Diversified                        109,000  AT&T, Inc.                               $  2,947,360           1.5 %
Average      Telecommunication Services
Yield       Metals & Mining                    125,100  Alcoa, Inc.                                 3,823,056           2.0
            Capital Markets                    104,800  The Bank of New York Co., Inc.              3,776,992           2.0
            Diversified                         74,000  BellSouth Corp.                             2,564,100           1.3
             Telecommunication Services
            Food Products                       48,100  ConAgra Foods, Inc.                         1,032,226           0.5
            Multi-Utilities                      6,900  Consolidated Edison, Inc.                     300,150           0.2
            Multi-Utilities                     21,300  Dominion Resources, Inc.                    1,470,339           0.8
            Chemicals                           92,500  E.I. du Pont de Nemours & Co.               3,904,425           2.0
            Pharmaceuticals                     34,300  Eli Lilly & Co.                             1,896,790           1.0
            Multi-Utilities                     12,100  Energy East Corp.                             294,030           0.2
            Oil, Gas & Consumable Fuels        128,400  Exxon Mobil Corp.                           7,814,424           4.0
            Industrial Conglomerates           103,100  General Electric Co.                        3,585,818           1.9
            Food Products                       77,800  General Mills, Inc.                         3,942,904           2.0
            Pharmaceuticals                     53,400  GlaxoSmithKline Plc (c)                     2,793,354           1.4
            Aerospace & Defense                 76,800  Honeywell International, Inc.               3,284,736           1.7
            Paper & Forest Products             82,600  International Paper Co.                     2,855,482           1.5
            Diversified Financial Services     183,432  JPMorgan Chase & Co.                        7,638,108           3.9
            Pharmaceuticals                     32,200  Johnson & Johnson                           1,906,884           1.0
            Chemicals                           16,000  PPG Industries, Inc.                        1,013,600           0.5
            Pharmaceuticals                    114,500  Pfizer, Inc.                                2,853,340           1.5
            Multi-Utilities                     30,100  Public Service Enterprise Group, Inc.       1,927,604           1.0
            Electric Utilities                  55,300  The Southern Co.                            1,812,181           0.9
            Diversified                         62,800  Verizon Communications, Inc.                2,138,968           1.1
             Telecommunication Services
                                                                                                 -----------------------------
                                                                                                   65,576,871          33.9
------------------------------------------------------------------------------------------------------------------------------
Below-      Insurance                           31,900  The Allstate Corp.                          1,662,309           0.9
Average     Insurance                           52,800  American International Group, Inc.          3,489,552           1.8
Price/      Commercial Banks                   113,456  Bank of America Corp.                       5,166,786           2.7
Earnings    Health Care Equipment &             76,500  Baxter International, Inc.                  2,968,965           1.5
Ratio        Supplies
            Diversified Financial Services      96,000  Citigroup, Inc.                             4,535,040           2.3
            Beverages                          142,640  Coca-Cola Enterprises, Inc.                 2,901,298           1.5
            Insurance                          105,900  Genworth Financial, Inc. Class A            3,540,237           1.8
            Computers & Peripherals             85,000  Hewlett-Packard Co.                         2,796,500           1.4
            Household Durables                  69,100  Koninklijke Philips Electronics NV          2,325,215           1.2
            Food Products                       55,800  Kraft Foods, Inc.                           1,691,298           0.9
            Hotels, Restaurants & Leisure       78,300  McDonald's Corp.                            2,690,388           1.4
            Capital Markets                    104,900  Morgan Stanley                              6,589,818           3.4
            Aerospace & Defense                 59,800  Northrop Grumman Corp.                      4,083,742           2.1
            Pharmaceuticals                    132,900  Schering-Plough Corp.                       2,523,771           1.3
            Food Products                       39,900  Unilever NV (c)                             2,761,878           1.4
            IT Services                        351,900  Unisys Corp. (a)                            2,424,591           1.3
                                                                                                 -----------------------------
                                                                                                   52,151,388          26.9
------------------------------------------------------------------------------------------------------------------------------
Low Price-  Oil, Gas & Consumable Fuels         13,600  Anadarko Petroleum Corp.                    1,373,736           0.7
to-Book     Oil, Gas & Consumable Fuels         13,200  Chevron Corp.                                 765,204           0.4
Value       Media                              101,800  Comcast Corp. Special Class A (a)           2,659,016           1.4
            Machinery                           27,900  Deere & Co.                                 2,205,495           1.1
            Energy Equipment & Services         62,600  GlobalSantaFe Corp.                         3,802,950           2.0
            Energy Equipment & Services         27,600  Halliburton Co.                             2,015,352           1.0

Merrill Lynch Basic Value Principal Protected Fund
Schedule of Investments as of March 31, 2006

                                                Shares                                                              Percent of
            Industry                              Held  Common Stocks                               Value           Net Assets
------------------------------------------------------------------------------------------------------------------------------
            Insurance                           22,900  Hartford Financial Services Group, Inc.  $  1,844,595           1.0 %
            Household Products                  65,800  Kimberly-Clark Corp.                        3,803,240           2.0
            Semiconductors &                   290,300  LSI Logic Corp. (a)                         3,355,868           1.7
             Semiconductor Equipment
            Semiconductors &                    31,800  Novellus Systems, Inc. (a)                    763,200           0.4
             Semiconductor Equipment
            Aerospace & Defense                105,900  Raytheon Co.                                4,854,456           2.5
            Insurance                           82,834  The St. Paul Travelers Cos., Inc.           3,461,633           1.8
            Computers & Peripherals            461,100  Sun Microsystems, Inc. (a)                  2,365,443           1.2
            Media                              243,900  Time Warner, Inc.                           4,095,081           2.1
            Industrial Conglomerates           145,300  Tyco International Ltd.                     3,905,664           2.0
            Media                               89,600  Walt Disney Co.                             2,498,944           1.3
            Commercial Banks                    95,700  Wells Fargo & Co.                           6,112,359           3.1
                                                                                                 -----------------------------
                                                                                                   49,882,236          25.7
------------------------------------------------------------------------------------------------------------------------------
Price-to-   Aerospace & Defense                  4,400  Lockheed Martin Corp.                         330,572           0.2
Cash Flow
------------------------------------------------------------------------------------------------------------------------------
Price-to-   Food & Staples Retailing            50,500  The Kroger Co.                              1,028,180           0.5
Earnings    Software                            35,500  Oracle Corp. (a)                              485,995           0.2
Per Share   Insurance                           23,200  XL Capital Ltd. Class A                     1,487,352           0.8
            Office Electronics                  85,700  Xerox Corp. (a)                             1,302,640           0.7
                                                                                                 -----------------------------
                                                                                                    4,304,167           2.2
------------------------------------------------------------------------------------------------------------------------------
Special     Energy Equipment & Services         49,200  BJ Services Co.                             1,702,320           0.9
Situations  Semiconductors &                   103,500  Fairchild Semiconductor International,
             Semiconductor Equipment                    Inc. (a)                                    1,973,745           1.0
            Specialty Retail                   120,900  The Gap, Inc.                               2,258,412           1.1
            Computers & Peripherals             62,800  International Business Machines Corp.       5,179,116           2.7
            Media                              279,400  Interpublic Group of Cos., Inc. (a)         2,671,064           1.4
            Communications Equipment            99,800  Nokia Oyj (c)                               2,067,856           1.1
                                                                                                 -----------------------------
                                                                                                   15,852,513           8.2
------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks
                                                        (Cost - $152,883,448)                     188,097,747          97.1
------------------------------------------------------------------------------------------------------------------------------

                                            Beneficial
                                              Interest  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------
                                            $5,253,730  Merrill Lynch Liquidity Series, LLC
                                                        Cash Sweep Series I, 4.56% (b)(d)           5,253,730           2.7
------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost - $5,253,730)                         5,253,730           2.7
------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments
                                                        (Cost - $158,137,178*)                    193,351,477          99.8

                                                        Other Assets Less Liabilities                 337,724           0.2
                                                                                                 -----------------------------
                                                        Net Assets                               $193,689,201         100.0 %
                                                                                                 =============================

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $161,798,011
                                                                   ============
      Gross unrealized appreciation                                $ 34,248,669
      Gross unrealized depreciation                                  (2,695,203)
                                                                   ------------
      Net unrealized appreciation                                  $ 31,553,466
                                                                   ============

Merrill Lynch Basic Value Principal Protected Fund
Schedule of Investments as of March 31, 2006

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net             Interest
      Affiliate                                     Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                          $ 5,160,587         $ 68,169
      --------------------------------------------------------------------------

(c)   Depositary receipts.
(d)   Variable rate security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: May 22, 2006